Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	$ 0	$ 0	$ 8
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	0	0	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(191)	1	110
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(9)	(105)	(17)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Tax	0	0	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax	$ (1)	$ (3)	$ 0